Income Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 - Income Taxes

We are the sole owner of MJF as of June 17, 2019, which is a disregarded entity for federal income taxes. Prior to June 17, 2019 MJF was treated as a partnership for U.S income tax purposes. Accordingly, prior to the business combination, our taxable income and losses were reported on the income tax returns of MJF's members. Therefore, no income tax is provided prior to June 17, 2019.

On March 27, 2020 the Coronavirus Aid, Relief and Economic Security Act, or the CARES Act, was enacted in response to the COVID-19 pandemic. It was determined the CARES Act did not materially impact our tax provision as of June 30, 2020.

The accounting for the business combinations of Solo and Trellis reflected in the accompanying financial statements is preliminary and is based upon estimates and assumptions that are subject to change within the measurement period (up to one year from the acquisition date). The measurement period remains open pending the completion of valuation procedures related to the acquired assets and assumed liabilities, intangible assets and income taxes.

The following table sets forth the expense or (benefit) for income taxes:

	June 30,
	2020	2019
Income tax expense
Current income taxes
U.S. federal	$30,985	$—
U.S. state	—	—

Total current income taxes	$30,985	$—

June 30,
	2020	2019
Deferred income taxes
U.S. federal	$—	$—
U.S. state	—	—

Total deferred income tax benefit	$—	$—

The following table sets forth reconciliations of the income tax expense at the statutory federal income tax rate to actual expense based on income or loss before income taxes:

	June 30,
	2020	2019
Income tax expense attributable to:
Federal	$(3,255,706)	$(2,509,246)
State, net of federal benefit	(862,690)	(13,452)
Foreign tax rate less than federal rate	(2,645)	—
Permanent differences	312,525	—
Restricted stock awards	—	816,505
Changes in valuation allowance	3,884,440	85,455
Provision to return adjustment	(45,134)	—
Losses from flow-through entity not subject to tax	—	1,640,066
Other adjustments	195	(19,328)

Effective income tax expense	$30,985	$—

	June 30,
	2020	2019
Noncurrent deferred tax assets:
Employee compensation	$378,003	$—
Debt issuance costs	323,183	—
Revenue recognition	156,022	22,226
Federal and state net operating loss	4,082,297	63,229
Foreign net operating loss	258,083	—

Total deferred tax assets	$5,197,588	$85,455

Noncurrent deferred tax liabilities:
Fixed assets	(653,819)	—
Intangibles	(1,808,960)	—

Deferred tax liabilities	$(2,462,779)	$—

Valuation allowance	(2,734,809)	(85,455)

Deferred taxes after valuation allowance	$—	$—

During the year ended June 30, 2020, valuation allowances on deferred tax assets that are not anticipated to be realized increased by $2,649,354.

Our deferred tax valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on tax losses. The measurement of deferred tax assets is reduced by a valuation allowance if based upon available evidence, it is more likely than not that the deferred tax assets will not be realized. We have evaluated the realizability of our deferred tax assets in each jurisdiction by assessing the adequacy of expected taxable income, including the reversal of existing temporary differences, historical and projected operating results, and the availability of prudent and feasible tax planning strategies. Based on this analysis, we have determined that the valuation allowances recorded as of June 30, 2020 and 2019 are appropriate.

We have deferred tax assets related to U.S. federal tax and state tax carryforwards for net operating losses, which will not expire in the amount of $15,286,374. The U.S. federal net operating loss carryforwards do not expire and the U.S. state net operating loss carryforwards expire at various dates beginning in 2039. We have deferred tax assets related to foreign net operating loss carryforward, which begin to expire in 2028, in the amount of $973,900.

We are not currently under examination for any of the major jurisdictions where we conduct business as of June 30, 2020, however, all of our tax years remain subject to examination. Our management does not believe there are significant uncertain tax positions in 2020 and as a result we do not expect any cash payments in the next 12 months, however, an uncertain tax position related to potential penalties in the amount of $50,000 has been recorded in connection with one of the business combinations during the year ended June 30, 2020. There are no interest related to uncertain tax positions in 2020.